Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Components of the Income Tax Provision

The components of the income tax provision (benefit) were as follows:

	For the years ended December 31,
	2025	2024	2023
Current
Mainland China	$59	$6,009	$228
Deferred
Mainland China	(446)	(446)	(454)
Total	$(387)	$5,563	$(226)

Schedule of Loss Before Income Taxes Geographic Locations

Loss before income taxes was attributable to the following geographic locations for the years ended December 31:

	For the years ended December 31,
	2025	2024	2023
Mainland China	$(18,428,196)	$(16,127,911)	$(26,296,232)
Others	(8,231,572)	(1,847,690)	(6,624,718)
Loss before income taxes	$(26,659,768)	$(17,975,601)	$(32,920,950)

Schedule of Reconciliation of Taxes

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, the reconciliation of taxes at the Mainland China EIT rate to our income tax expense for the year ended December 31, 2025 was as follows:

	Amount	Percent

Mainland China EIT rate	$(6,664,942)	25%
Foreign tax effects
Cayman Island
Statutory tax rate difference between Mainland China and Cayman Island	238,143	(0.89)%
Share-based compensation	80,597	(0.30)%
Share subscription discount expenses	1,633,734	(6.13)%
Hong Kong
Statutory tax rate difference between Mainland China and Hong Kong	35,809	(0.13)%
Changes in valuation allowances	69,512	(0.26)%
Other jurisdiction	2,511	(0.01)%
Effect of changes in rates enacted in the current period	77,600	(0.29)%
Tax credits
Research and development tax credits	(289,302)	1.09%
HNTE tax rate credits	1,666,203	(6.25)%
Changes in valuation allowances	1,512,384	(5.69)%
Nontaxable or nondeductible items
Non-deductible expense	53,140	(0.20)%
Effect of true up on net operating loss in the tax returns	1,352,834	(5.07)%
Effect of expired net operating loss	231,390	(0.87)%
Effective tax rate	$(387)	$0.00%

The reconciliation of taxes at the Mainland China EIT rate to our provision for (benefit from) income taxes for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the years ended December 31,
	2024	2023
Loss before income taxes	$(17,975,601)	$(32,920,950)
Mainland China EIT rate	25%	25%
Income taxes computed at statutory EIT rate	$(4,493,900)	$(8,230,238)
Reconciling items:
Effect of tax holiday and preferential tax rate	1,040,003	(338)
Effect of changes in tax rate	2,123,753	(1,194,103)
Effect of tax rates in foreign jurisdictions	218,737	1,117,727
Effect of non-deductible share-based compensation	243,186	536,450
Effect of true up on net operating loss in the tax returns	696,285	687,460
Effect of non-deductible expense	44,535	6,277
Super deduction of qualified R&D expenditures	(231,020)	-
Changes in valuation allowance	363,984	7,076,539
Income tax (benefit) expense	$5,563	$(226)
Effective tax rate	(0.03)%	0.00%

Schedule of Improvements to Income Tax Disclosures

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, cash paid for income taxes during the year ended December 31, 2025 was as follows:

Mainland China	$7,847
Total	$7,847

Schedule of Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities were as follows:

	As of December 31,
	2025	2024
Deferred tax assets
Net operating loss carry forwards	$8,403,413	$6,893,492
Provision for expected credit loss	2,150,488	1,996,852
Finance lease liabilities	50,429	334,895
Impairment on inventory	1,435,636	1,204,730
Impairment of intangible assets	423,172	458,576
Impairment of long-term investment	609,090	583,539
Deferred tax assets, gross	13,072,228	11,472,084
Less: valuation allowance	(12,768,325)	(10,693,306)
Total deferred tax assets, net	$303,903	$778,778

Deferred tax liabilities
Finance lease right-of-use assets	$303,903	$778,778
Assets acquired in the asset acquisition	197,392	189,551
Total deferred tax liabilities	$501,295	$968,329
Deferred tax assets, net	$-	$-
Deferred tax liabilities, net	$197,392	$189,551

Schedule of Movement of Valuation Allowance

The movement of valuation allowance was as follows:

	As of December 31,
	2025	2024	2023
Balance at beginning of the year	$10,693,306	$10,605,326	$3,936,504
Current year addition	1,581,896	363,984	7,076,539
Foreign currency translation adjustments	493,123	(276,004)	(407,717)
Balance at end of the year	$12,768,325	$10,693,306	$10,605,326

Schedule of Expiration of Carry Forward Operating Loss	The following is a schedule of expiration of carry forward operating loss as of December 31, 2025:
For the years ending December 31,	Amount
2026	$50,998
2027	1,213,573
2028	670,347
2029	3,094,098
2030	2,433,218
2031	-
2032	3,531,458
2033	8,856,396
2034	8,340,974
2035	16,667,523
Total	$44,858,585